Fees and Expenses	Feb. 27, 2025 USD ($)
INVESCO BALANCED-RISK ALLOCATION FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expenses Restated to Reflect Current [Text]	“Other Expenses” have been restated to reflect current fees.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses[2]	0.18	0.18	0.18	0.18	0.13	0.08

Acquired Fund Fees and Expenses	0.09	0.09	0.09	0.09	0.09	0.09

Total Annual Fund Operating Expenses	1.43	2.18	1.68	1.18	1.13	1.08

Fee Waiver and/or Expense Reimbursement[3]	0.05	0.05	0.05	0.05	0.05	0.05

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.38	2.13	1.63	1.13	1.08	1.03

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.
3
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$683	$973	$1,284	$2,165

Class C	$316	$677	$1,165	$2,320

Class R	$166	$525	$908	$1,983

Class Y	$115	$370	$644	$1,427

Class R5	$110	$354	$617	$1,370

Class R6	$105	$339	$591	$1,313

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$683	$973	$1,284	$2,165

Class C	$216	$677	$1,165	$2,320

Class R	$166	$525	$908	$1,983

Class Y	$115	$370	$644	$1,427

Class R5	$110	$354	$617	$1,370

Class R6	$105	$339	$591	$1,313

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	89.00%
Invesco Balanced-Risk Commodity Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund III Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expenses Restated to Reflect Current [Text]	“Other Expenses” have been restated to reflect current fees.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses[2]	0.34	0.34	0.34	0.34	0.18	0.11

Acquired Fund Fees and Expenses	0.08	0.08	0.08	0.08	0.08	0.08

Total Annual Fund Operating Expenses	1.70	2.45	1.95	1.45	1.29	1.22

Fee Waiver and/or Expense Reimbursement[3]	0.30	0.30	0.30	0.30	0.14	0.07

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.40	2.15	1.65	1.15	1.15	1.15

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.
3
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.08% and excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 2.15%, 1.65%, 1.15%, 1.15% and 1.15%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds.  Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2026 and August 31, 2026, respectively.  During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class
R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$685	$1,029	$1,396	$2,425

Class C	$318	$735	$1,279	$2,578

Class R	$168	$583	$1,024	$2,251

Class Y	$117	$429	$764	$1,709

Class R5	$117	$395	$694	$1,544

Class R6	$117	$380	$664	$1,471

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$685	$1,029	$1,396	$2,425

Class C	$218	$735	$1,279	$2,578

Class R	$168	$583	$1,024	$2,251

Class Y	$117	$429	$764	$1,709

Class R5	$117	$395	$694	$1,544

Class R6	$117	$380	$664	$1,471

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	87.00%
Invesco Core Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds.
Expenses Restated to Reflect Current [Text]	“Other Expenses” have been restated to reflect current fees.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses[2]	0.18	0.18	0.18	0.18	0.09	0.06

Acquired Fund Fees and Expenses	0.03	0.03	0.03	0.03	0.03	0.03

Total Annual Fund Operating Expenses	0.79	1.54	1.04	0.54	0.45	0.42

Fee Waiver and/or Expense Reimbursement[3]	0.08	0.08	0.08	0.08	0.02	0.02

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71	1.46	0.96	0.46	0.43	0.40

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.
3
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.70%, 1.45%, 0.95%, 0.45%, 0.45% and 0.45%, respectively of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2026 and August 31, 2026, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limit or reduce the advisory fee waiver without approval of the Board of Trustees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$494	$659	$838	$1,354

Class C	$249	$479	$832	$1,625

Class R	$98	$323	$566	$1,264

Class Y	$47	$165	$294	$669

Class R5	$44	$142	$250	$565

Class R6	$41	$133	$233	$528

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$494	$659	$838	$1,354

Class C	$149	$479	$832	$1,625

Class R	$98	$323	$566	$1,264

Class Y	$47	$165	$294	$669

Class R5	$44	$142	$250	$565

Class R6	$41	$133	$233	$528

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 565% of the average value of its portfolio.

Portfolio Turnover, Rate	565.00%
Invesco Developing Markets Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Fees and expenses of the Private Fund (as defined herein), a wholly-owned subsidiary of the Fund, are included in the table.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expenses Restated to Reflect Current [Text]	“Other Expenses” have been restated to reflect current fees.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses[2]	0.24	0.24	0.24	0.24	0.16	0.09

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.28	2.03	1.53	1.03	0.95	0.88

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$673	$934	$1,214	$2,010

Class C	$306	$637	$1,093	$2,166

Class R	$156	$483	$834	$1,824

Class Y	$105	$328	$569	$1,259

Class R5	$97	$303	$525	$1,166

Class R6	$90	$281	$488	$1,084

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$673	$934	$1,214	$2,010

Class C	$206	$637	$1,093	$2,166

Class R	$156	$483	$834	$1,824

Class Y	$105	$328	$569	$1,259

Class R5	$97	$303	$525	$1,166

Class R6	$90	$281	$488	$1,084

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	43.00%
Invesco Discovery Mid Cap Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expenses Restated to Reflect Current [Text]	“Other Expenses” have been restated to reflect current fees.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%

Distribution and/or Service (12b-1) Fees	0.25	0.97	0.50	None	None	None

Other Expenses[2]	0.19	0.19	0.19	0.19	0.13	0.06

Total Annual Fund Operating Expenses	1.05	1.77	1.30	0.80	0.74	0.67

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$651	$866	$1,098	$1,762

Class C	$280	$557	$959	$1,894

Class R	$132	$412	$713	$1,568

Class Y	$82	$255	$444	$990

Class R5	$76	$237	$411	$918

Class R6	$68	$214	$373	$835

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$651	$866	$1,098	$1,762

Class C	$180	$557	$959	$1,894

Class R	$132	$412	$713	$1,568

Class Y	$82	$255	$444	$990

Class R5	$76	$237	$411	$918

Class R6	$68	$214	$373	$835

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

Portfolio Turnover, Rate	102.00%
Invesco Emerging Markets Local Debt Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expenses Restated to Reflect Current [Text]	“Other Expenses” have been restated to reflect current fees.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%

Distribution and/or Service (12b-1) Fees	0.24	1.00	0.50	None	None	None

Other Expenses[2]	0.56	0.56	0.56	0.56	0.36	0.36

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.50	2.26	1.76	1.26	1.06	1.06

Fee Waiver and/or Expense Reimbursement[3]	0.27	0.28	0.28	0.28	0.08	0.08

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.23	1.98	1.48	0.98	0.98	0.98

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.
3
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.20%, 1.95%, 1.45%, 0.95%, 0.95% and 0.95%, respectively of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2026 and , respectively. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$545	$854	$1,184	$2,117

Class C	$301	$679	$1,185	$2,382

Class R	$151	$527	$928	$2,050

Class Y	$100	$372	$665	$1,498

Class R5	$100	$329	$577	$1,287

Class R6	$100	$329	$577	$1,287

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$545	$854	$1,184	$2,117

Class C	$201	$679	$1,185	$2,382

Class R	$151	$527	$928	$2,050

Class Y	$100	$372	$665	$1,498

Class R5	$100	$329	$577	$1,287

Class R6	$100	$329	$577	$1,287

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	99.00%
Invesco EQV Emerging Markets All Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expenses Restated to Reflect Current [Text]	“Other Expenses” have been restated to reflect current fees.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	Y	R5	R6
Management Fees	0.89%	0.89%	0.89%	0.89%	0.89%

Distribution and/or Service (12b-1) Fees	0.25	1.00	None	None	None

Other Expenses[2]	0.24	0.24	0.24	0.18	0.11

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.39	2.14	1.14	1.08	1.01

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$684	$966	$1,269	$2,127

Class C	$317	$670	$1,149	$2,281

Class Y	$116	$362	$628	$1,386

Class R5	$110	$343	$595	$1,317

Class R6	$103	$322	$558	$1,236

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$684	$966	$1,269	$2,127

Class C	$217	$670	$1,149	$2,281

Class Y	$116	$362	$628	$1,386

Class R5	$110	$343	$595	$1,317

Class R6	$103	$322	$558	$1,236

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
Invesco Global Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Fees and expenses of a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary) are included in the table.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expenses Restated to Reflect Current [Text]	“Other Expenses” have been restated to reflect current fees.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses[2]	0.22	0.22	0.22	0.22	0.11	0.11

Acquired Fund Fees and Expenses	0.18	0.18	0.18	0.18	0.18	0.18

Total Annual Fund Operating Expenses	1.43	2.18	1.68	1.18	1.07	1.07

Fee Waiver and/or Expense Reimbursement[3]	0.16	0.16	0.16	0.16	0.16	0.16

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.27	2.02	1.52	1.02	0.91	0.91

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.
3
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$672	$963	$1,274	$2,156

Class C	$305	$667	$1,155	$2,311

Class R	$155	$514	$898	$1,974

Class Y	$104	$359	$634	$1,418

Class R5	$93	$324	$575	$1,291

Class R6	$93	$324	$575	$1,291

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$672	$963	$1,274	$2,156

Class C	$205	$667	$1,155	$2,311

Class R	$155	$514	$898	$1,974

Class Y	$104	$359	$634	$1,418

Class R5	$93	$324	$575	$1,291

Class R6	$93	$324	$575	$1,291

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	30.00%
Invesco Global Infrastructure Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expenses Restated to Reflect Current [Text]	“Other Expenses” have been restated to reflect current fees.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses[2]	0.42	0.42	0.42	0.42	0.33	0.26

Total Annual Fund Operating Expenses	1.51	2.26	1.76	1.26	1.17	1.10

Fee Waiver and/or Expense Reimbursement[3]	0.26	0.26	0.26	0.26	0.17	0.10

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25	2.00	1.50	1.00	1.00	1.00

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.
3
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.25%, 2.00%, 1.50%, 1.00%, 1.00% and 1.00%, of the Fund's average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$670	$977	$1,305	$2,232

Class C	$303	$681	$1,186	$2,386

Class R	$153	$529	$930	$2,052

Class Y	$102	$374	$667	$1,500

Class R5	$102	$355	$627	$1,405

Class R6	$102	$340	$597	$1,331

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$670	$977	$1,305	$2,232

Class C	$203	$681	$1,186	$2,386

Class R	$153	$529	$930	$2,052

Class Y	$102	$374	$667	$1,500

Class R5	$102	$355	$627	$1,405

Class R6	$102	$340	$597	$1,331

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 193% of the average value of its portfolio.

Portfolio Turnover, Rate	193.00%
Invesco Global Strategic Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Fees and expenses of a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary) are included in the table.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds.
Expenses Restated to Reflect Current [Text]	“Other Expenses” have been restated to reflect current fees.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%

Distribution and/or Service (12b-1) Fees	0.24	1.00	0.50	None	None	None

Other Expenses[2]	0.20	0.20	0.20	0.20	0.09	0.09

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.05	1.81	1.31	0.81	0.70	0.70

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$528	$745	$980	$1,653

Class C	$284	$569	$980	$1,927

Class R	$133	$415	$718	$1,579

Class Y	$83	$259	$450	$1,002

Class R5	$72	$224	$390	$871

Class R6	$72	$224	$390	$871

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$528	$745	$980	$1,653

Class C	$184	$569	$980	$1,927

Class R	$133	$415	$718	$1,579

Class Y	$83	$259	$450	$1,002

Class R5	$72	$224	$390	$871

Class R6	$72	$224	$390	$871

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 278% of the average value of its portfolio.

Portfolio Turnover, Rate	278.00%
INVESCO Health Care Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	Y	Investor	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	Y	Investor	R6
Management Fees	0.63%	0.63%	0.63%	0.63%	0.63%

Distribution and/or Service (12b-1) Fees	0.25	1.00	None	0.25	None

Other Expenses	0.16	0.16	0.16	0.16	0.07

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.05	1.80	0.80	1.05	0.71

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$651	$866	$1,098	$1,762

Class C	$283	$566	$975	$1,919

Class Y	$82	$255	$444	$990

Investor Class	$107	$334	$579	$1,283

Class R6	$73	$227	$395	$883

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$651	$866	$1,098	$1,762

Class C	$183	$566	$975	$1,919

Class Y	$82	$255	$444	$990

Investor Class	$107	$334	$579	$1,283

Class R6	$73	$227	$395	$883

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	56.00%
Invesco International Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Fees and expenses of a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary) are included in the table.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds.
Expenses Restated to Reflect Current [Text]	“Other Expenses” have been restated to reflect current fees.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%

Distribution and/or Service (12b-1) Fees	0.24	1.00	0.50	None	None	None

Other Expenses[2]	0.28	0.28	0.28	0.28	0.19	0.12

Total Annual Fund Operating Expenses	1.16	1.92	1.42	0.92	0.83	0.76

Fee Waiver and/or Expense Reimbursement[3]	0.12	0.13	0.13	0.13	0.04	None

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.04	1.79	1.29	0.79	0.79	0.76

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.
3
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.04%, 1.79%, 1.29%, 0.79%, 0.79% and 0.79%, of the Fund's average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$527	$766	$1,025	$1,764

Class C	$282	$590	$1,025	$2,035

Class R	$131	$437	$764	$1,691

Class Y	$81	$280	$497	$1,119

Class R5	$81	$261	$457	$1,022

Class R6	$78	$243	$422	$942

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$527	$766	$1,025	$1,764

Class C	$182	$590	$1,025	$2,035

Class R	$131	$437	$764	$1,691

Class Y	$81	$280	$497	$1,119

Class R5	$81	$261	$457	$1,022

Class R6	$78	$243	$422	$942

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

Portfolio Turnover, Rate	102.00%
Invesco Macro Allocation Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund V Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	0.33	0.33	0.33	0.33	0.21	0.21

Acquired Fund Fees and Expenses	0.08	0.08	0.08	0.08	0.08	0.08

Total Annual Fund Operating Expenses	1.76	2.51	2.01	1.51	1.39	1.39

Fee Waiver and/or Expense Reimbursement[2]	0.29	0.29	0.29	0.29	0.17	0.17

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.47	2.22	1.72	1.22	1.22	1.22

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.44%, 2.19%, 1.69%, 1.19%, 1.19% and 1.19%, respectively of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2026 and August 31, 2026, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limit or reduce the advisory fee waiver without approval of the Board of Trustees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$691	$1,047	$1,426	$2,486

Class C	$325	$754	$1,310	$2,640

Class R	$175	$603	$1,056	$2,314

Class Y	$124	$449	$796	$1,777

Class R5	$124	$423	$744	$1,654

Class R6	$124	$423	$744	$1,654

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$691	$1,047	$1,426	$2,486

Class C	$225	$754	$1,310	$2,640

Class R	$175	$603	$1,056	$2,314

Class Y	$124	$449	$796	$1,777

Class R5	$124	$423	$744	$1,654

Class R6	$124	$423	$744	$1,654

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	76.00%
Invesco Multi-Asset Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expenses Restated to Reflect Current [Text]	“Other Expenses” have been restated to reflect current fees.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%

Distribution and/or Service (12b-1) Fees	0.23	1.00	0.50	None	None	None

Other Expenses[2]	0.19	0.19	0.19	0.19	0.13	0.09

Acquired Fund Fees and Expenses	0.08	0.08	0.08	0.08	0.08	0.08

Total Annual Fund Operating Expenses	0.97	1.74	1.24	0.74	0.68	0.64

Fee Waiver and/or Expense Reimbursement[3]	0.02	0.02	0.02	0.02	0.02	0.02

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95	1.72	1.22	0.72	0.66	0.62

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.
3
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$642	$840	$1,055	$1,673

Class C	$275	$546	$942	$1,846

Class R	$124	$391	$679	$1,498

Class Y	$74	$235	$410	$917

Class R5	$67	$216	$377	$845

Class R6	$63	$203	$355	$796

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$642	$840	$1,055	$1,673

Class C	$175	$546	$942	$1,846

Class R	$124	$391	$679	$1,498

Class Y	$74	$235	$410	$917

Class R5	$67	$216	$377	$845

Class R6	$63	$203	$355	$796

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 162% of the average value of its portfolio.

Portfolio Turnover, Rate	162.00%
Invesco Fundamental Alternatives Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Fees and expenses of a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary) are included in the table.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expenses Restated to Reflect Current [Text]	Other Expenses” have been restated to reflect current fees.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses[2]	0.28	0.28	0.28	0.28	0.14	0.14

Acquired Fund Fees and Expenses	0.05	0.05	0.05	0.05	0.05	0.05

Total Annual Fund Operating Expenses	1.42	2.17	1.67	1.17	1.03	1.03

Fee Waiver and/or Expense Reimbursement[3]	0.03	0.03	0.03	0.03	0.03	0.03

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39	2.14	1.64	1.14	1.00	1.00

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.
3
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$684	$972	$1,281	$2,156

Class C	$317	$676	$1,162	$2,311

Class R	$167	$524	$905	$1,974

Class Y	$116	$369	$641	$1,418

Class R5	$102	$325	$566	$1,257

Class R6	$102	$325	$566	$1,257

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$684	$972	$1,281	$2,156

Class C	$217	$676	$1,162	$2,311

Class R	$167	$524	$905	$1,974

Class Y	$116	$369	$641	$1,418

Class R5	$102	$325	$566	$1,257

Class R6	$102	$325	$566	$1,257

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	47.00%